Statements of Net Assets Available for Benefits - EBP Plan No. 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value (Notes 2 and 5)	$ 64,856,991,907	$ 56,541,537,624
Plan interest in the Stable Value Master Trust, at contract value (Note 4)	5,428,515,333	5,351,285,903
Total investments	70,285,507,240	61,892,823,527
Accrued dividends and interest receivable	2,107,276	2,057,410
Employer contribution receivable	522,198,015	523,232,681
Participant contribution receivable	31,005,029	30,470,010
Participant notes receivable (Notes 1 and 2)	834,399,388	799,026,516
Other receivable	6,625,163	6,221,819
Total assets	71,681,842,111	63,253,831,963
Liabilities
Due to broker for securities purchased	0	11,092
Other payables	867,942	883,763
Total liabilities	867,942	894,855
Net assets available for benefits	$ 71,680,974,169	$ 63,252,937,108